Finance Costs	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Finance Costs	Finance Costs

		Years ended December 31,
	Notes	2025	2024
Interest expense		$110.2	$95.9
Accretion expense - gold prepayment	19	3.2	15.9
Repurchase option fee	7	—	32.7
Credit Facility fees		4.0	6.2
Prepayment premium on second lien term loan	18(c)	16.0	—
Accretion expense - asset retirement obligations	14(a)	5.3	5.7
Other finance costs		8.9	12.9
		$147.6	$169.3
Borrowing costs attributable to qualifying assets		$(35.4)	$(98.5)
		$112.2	$70.8

Interest paid[1]		$99.2	$91.6
1.Interest paid relates to interest charges on the Company's 5.75% senior notes, Term Loan, Credit Facility, equipment loans and leases.